Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 7 — INCOME TAXES

The Company is treated as a partnership for tax purposes and therefore not subject to U.S. federal income tax. The Company is subject to Texas Margins Tax. The Company also has a corporate subsidiary, Intuitive Aviation, Inc., that is subject to U.S. federal and state income taxes.

Beginning in 2022, the Tax Cuts and Jobs Act of 2017 (“TCJA”) eliminates the option to deduct research and development expenditures currently and requires taxpayers to capitalize and amortize them. Research and development expenses must be amortized over five years for research performed in the U.S. and 15 years for research performed outside the U.S. Although Congress is considering legislation that would defer the amortization requirement to later years, it is not certain that the provision will be repealed or otherwise modified. The legislation did not have an impact on the tax provision currently because of the Company’s status as a non-taxable entity; however, the Company will monitor this legislation.

On August 16, 2022, the Inflation Reduction Act of 2022 (“IRA”) was enacted into law. The IRA contains significant tax law changes, including a corporate alternative minimum tax (“CAMT”) of 15% on adjusted financial statement income for applicable corporations, and a 1% excise tax on stock repurchases after December 31, 2022. The IRA also extends certain federal tax credits and creates new tax credits to promote sustainability initiatives. The IRA did not have a material impact on our consolidated financial statements.

In July 2020, the U.S. Treasury Department released final and proposed regulations on IRC Section 163(j) which limits business interest expense deductions. These regulations apply to tax years beginning January 1, 2021. However, taxpayers may choose to apply these regulations to tax years beginning after December 31, 2017. The Company adopted the final regulations for the year ended December 31, 2021. This did not result in any material impact to the provision.

The Company’s consolidated income tax provision consisted of the following components (in thousands):

	Year Ended December 31,
	2022	2021
Current:
Federal	$—	$—
State	(16)	2
	$(16)	$2
Deferred:
Federal	—	—
State	(7)	—
	$(7)	—
Total income tax provision	$(23)	$2

The reconciliation of the income tax provision computed at the Company’s effective tax rate is as follows (in thousands except for rates):

Years Ended December 31,	2022	2021
Loss before income taxes	$(6,428)	$(35,646)
Statutory income tax rates	21%	21%
Expected income tax benefit	$(1,349)	$(7,486)
Nontaxable entity	$1,348	$7,486
State income tax expense	$(23)	$2
Change in valuation allowance	$1	$—
Total income tax expense	$(23)	$2

The Company’s effective tax rates for the years ended December 31, 2022 and 2021 were (0.36)% and 0.01%, respectively. The difference between the Company’s effective tax rate for the period ended December 31, 2022, and the U.S. statutory tax rate of 21% was primarily due to non-taxable income/(loss) passed through and taxable to our partners, a full valuation allowance recorded on the Company’s net US deferred tax assets of Intuitive Aviation, and state taxes.

Significant components of the Company’s deferred tax assets and liabilities related to Intuitive Aviation are as follows (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss	$165	$164
Property and equipment	11	11
Inventory	148	148
Deferred revenue	12	—
Total deferred tax assets	$336	$323
Valuation allowance	(324)	(323)
Net deferred tax assets	$12	$—

Deferred tax liabilities:
481(a) deferred revenue	(5)	—
Total deferred tax liabilities	$(5)	$—
Net deferred tax asset (liability)	$7	—

As of December 31, 2022, Intuitive Aviation had approximately $787 thousand of federal net operating loss carryforwards (“NOL carryforwards”), which do not have an expiration date. The Company’s deferred tax assets, including these NOL carryforwards have been reduced by a valuation allowance due to a determination made that it is more likely than not that some or all of the deferred assets will not be realized based on the weight of all available evidence. The Company continues to closely monitor and weigh all available evidence, including both positive and negative, in making its determination whether to maintain a valuation allowance. As a result of the significant negative weight placed on the Intuitive Aviation’s cumulative negative earnings position, the Company continued to maintain a valuation allowance against its remaining net deferred tax asset at December 31, 2022 and December 31, 2021.

The Company files income tax returns in the U.S., including federal and various state filings. The number of years that are open under the statute of limitations and subject to audit varies depending on the tax jurisdiction. We remain subject to U.S. federal tax examinations for years after 2018.

For the periods ending December 31, 2022, and 2021, the Company has no reserves for uncertain tax positions. The Company has elected to record interest and penalties associated with uncertain tax positions as general and administrative expenses.